CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) earnings	$ (96.4)	$ 14.4	$ (24.1)
Adjustments to reconcile net (loss) earnings to net cash flows provided by (used in) operating activities:
Depreciation and amortization	64.1	41.5	33.5
Deferred income taxes	(8.9)
Goodwill impairment charge	47.0	0.0	0.0
Non-cash compensation	18.5	23.5	12.5
Amortization of deferred financing fees	1.1	0.3
Provision for inventory reserve	2.6	1.6	1.2
Change in allowance for doubtful accounts	9.8	0.8	(0.4)
Loss (gain) on disposal of property, equipment and other	5.0	(2.1)	0.9
Changes in operating assets and liabilities:
Accounts receivable	39.9	(23.2)	(43.0)
Inventories	3.6	(6.8)	(2.1)
Other current and non-current assets	(9.0)	(5.5)	(6.3)
Accounts payable	(13.8)	3.7	12.6
Other current and non-current liabilities	(5.4)	13.8	5.8
Net cash flows provided by (used in) operating activities	58.1	62.0	(9.4)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(70.8)	(84.0)	(49.4)
Proceeds from sale of assets	0.7	9.9	0.6
Acquisitions, net of cash acquired	(27.6)	(140.0)
Net cash flows used in investing activities	(97.7)	(214.1)	(48.8)
CASH FLOWS FROM FINANCING ACTIVITIES:
Purchase of treasury stock	(1.2)
Shares cancelled by employees for taxes	(1.0)
Cash proceeds from stock issuance	1.5
Proceeds from long-term debt		250.0
Debt origination costs		(9.3)
Capital contribution from Former Parent		50.0
Net transfers from Former Parent (pre Spin-Off)		25.2	58.2
Net cash flows (used in) provided by financing activities	(0.7)	315.9	58.2
Net change in cash and cash equivalents	(40.3)	163.8
Cash and cash equivalents, beginning of period	163.8
Cash and cash equivalents, end of period	123.5	163.8
Cash paid during period for:
Income taxes paid, net of refunds	1.0
Interest	29.4	0.1
Supplemental schedule of non-cash activities:
Change in deposits on capital expenditures	(9.8)	5.2
Accrued capital expenditures	$ 4.5	$ 10.6	$ 4.8